                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Andover Capital Advisors LP
Address: 300 Brickstone Square  Suite 1004
         Andover, Massachusetts 01810

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Kobelski
Title:  Chief Financial Officer
Phone:  978-623-3512

Signature, Place, and Date of Signing:

   /s/ Brian Kobelski          Andover, Massachusetts         August 3, 2005
-------------------------   ---------------------------   ----------------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            41

Form 13F Information Table Value Total:      $158,156
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Andover Capital Advisors LP
                                13F SEC Appraisal
                                    6/30/2005

                                                                                         Investment Discretion    Voting Authority
                                                                                         ---------------------  --------------------
                                                                                          Sole  Shared   Other  Sole  Shared   Other
          Security                Security Type   Cusip       Market Value    Quantity     (A)    (B)     (C)    (A)    (B)     (C)
-------------------------------   -------------   ---------   ------------   ---------   ------ ------- ------- ----- ------- ------
AES Corp                          Common Stock    00130H105      1,719,900     105,000      X      1              X
AES Trust VII                     Common Stock    00103V305      8,544,973     176,185      X      1              X
AmeriCredit Corp                  Common Stock    03060R101      5,153,550     202,100      X      1              X
America West Hldg Corp            CLB             023657208      1,530,000     255,000      X      1              X
Blount International Inc          Common Stock    095180105      3,795,306     227,400      X      1              X
Cablevision Systems Corp          Common Stock    12686C109      3,542,000     110,000      X      1              X
Chesapeake Energy Corp            Common Stock    165167107      1,824,000      80,000      X      1              X
Copart Inc                        Common Stock    217204106        643,140      27,000      X      1              X
DIRECTV Group Inc                 Common Stock    25459L106      2,673,750     172,500      X      1              X
DPL Inc                           Common Stock    233293109      4,254,750     155,000      X      1              X
DaVita Inc                        Common Stock    23918K108      1,500,840      33,000      X      1              X
Denbury Resources Inc             Com New         247916208      5,870,052     147,600      X      1              X
Dominion Res Inc VA New           Common Stock    25746U109      1,632,928      22,250      X      1              X
Dover Motorsports Inc             Common Stock    260174107      4,236,000     706,000      X      1              X
E-Loan Inc                        Common Stock    26861P107        541,080     162,000      X      1              X
EchoStar Communications New       CLA             278762109     24,801,473     822,330      X      1              X
Global Power Equipment  Inc       Common Stock    37941P108      1,973,190     248,200      X      1              X
Goodrich Pete Corp                Com New         382410405        615,342      29,900      X      1              X
Healthsouth Corp                  Common Stock    421924101      7,420,000   1,325,000      X      1              X
Hilton Hotels Corp                Common Stock    432848109     11,154,645     467,700      X      1              X
Huntsman Corp                     Common Stock    447011107      1,155,390      57,000      X      1              X
Intercontinental Hotels GP P      Spons ADR New   45857P103      1,375,460     108,732      X      1              X
Interstate Hotels & Resorts Inc   Common Stock    46088S106        171,850      35,000      X      1              X
Kerzner International Ltd         shs             P6065Y107      1,993,250      35,000      X      1              X
Lodgenet Entertainment Corp       Common Stock    540211109      1,829,877     110,300      X      1              X
Lyondell Chemical Co              Common Stock    552078107      1,717,300      65,000      X      1              X
Magna Entmt Corp                  CLA             559211107         47,940       8,500      X      1              X
Nevada Gold & Casinos Inc         Common Stock    64126Q206      3,035,830     279,800      X      1              X
OM Group Inc                      Common Stock    670872100      1,357,950      55,000      X      1              X
Owens-Illinois Inc                Common Stock    690768403      4,333,650     173,000      X      1              X
Patterson-UTI Energy Inc          Common Stock    703481101      3,617,900     130,000      X      1              X
Revlon Inc                        CLA             761525500      4,221,250   1,375,000      X      1              X
Rhodia                            Sponsored ADR   762397107      2,228,738   1,252,100      X      1              X
SLM Corp                          Common Stock    78442P106      1,016,000      20,000      X      1              X
STATS ChipPAC Ltd                 Sponsored ADR   85771T104      3,275,200     460,000      X      1              X
Sprint Corp                       Common Stock    852061100      1,768,845      70,500      X      1              X
Staar Surgical Co                 Com Par $.01    852312305      5,099,995   1,030,302      X      1              X
USA Mobility Inc                  Common Stock    90341G103      1,027,600      35,000      X      1              X
Viasystems Group Inc              Common Stock    92553H308      2,000,000     250,000      X      1              X
WMS Industries Inc                Common Stock    929297109      2,028,375      60,100      X      1              X
Williams Cos Inc                  Common Stock    969457100     21,426,300   1,127,700      X      1              X
                                                              ------------
Total Portfolio                                                158,155,618                        41
                                                              ------------
                                                               158,155,618
                                                              ============